NOTE 22. Schedule of Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Total assets	$ 237,875	$ 316,282
Total liabilities	83,221	170,124
Revenues	34,946	118,456	305,842
Net income	$ 4,786	$ 27,993	$ 25,454